Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue	Revenue

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Revenue from contracts with customers[1]	5,201.6	4,500.7	4,286.7
– Gold[2]	5,008.9	4,293.1	4,085.1
– Copper[3]	192.7	207.6	201.6

[1] The Group generates revenue primarily from the sale of gold bullion and copper concentrate to refineries and banks. All revenue from contracts with customers is recognised at a point in time. The Group also produces silver which is an insignificant by-product. The disaggregation of revenue from contracts with customers by primary geographical market and product is described in the segment note (note 44).
[2]All regions.
[3]Only Peru region (Cerro Corona).